Property, Plant, and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				$ 46,738	$ 36,521
Less accumulated depreciation and amortization				27,049	22,373
Total property, plant and equipment, net	$ 22,818	$ 22,280	$ 19,794	19,689	14,148
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				64	64
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				4,126	4,113
Instruments and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				33,093	26,627
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				85	71
Office Equipment and furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				1,719	1,590
Other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				871	728
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				$ 6,780	$ 3,328